                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX CORE BOND FUND CLASS I SHARES

                   SEIX INTERMEDIATE BOND FUND CLASS I SHARES




The Seix Core Bond Fund (the "Core Bond Fund") and the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") are investment portfolios (each a "Portfolio" and collectively the "Portfolios") of Seix Funds, Inc., an open-end management investment company (the "Fund"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified investment portfolios.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                      PAGE

RISK/RETURN SUMMARY                                                    1

          CORE BOND FUND

          INTERMEDIATE BOND FUND

PRINCIPAL INVESTMENT RISKS                                             2

RISK/RETURN BAR CHARTS AND TABLES

          CORE BOND FUND                                               3

          INTERMEDIATE BOND FUND                                       4

RISK/RETURN SUMMARY: FEE TABLE                                         5

FUND MANAGEMENT                                                        6

PURCHASE OF SHARES                                                     7

REDEMPTION OF SHARES                                                   8

ADDITIONAL INFORMATION                                                 9

FINANCIAL HIGHLIGHTS                                                   11

APPENDIX A: DESCRIPTION OF INVESTMENTS                                 13

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about each Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

     CORE BOND FUND: The Core Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index (LBA Benchmark).

     INTERMEDIATE BOND FUND: The Intermediate Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the intermediate portion of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index (LBI Benchmark).

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolios each seek to achieve their objective primarily through investment in various types of income producing debt securities including mortgage and asset-backed securities, United States Government and Agency Obligations, and corporate obligations. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated fixed income securities. For the purposes of this Prospectus, the term bond includes all fixed income securities such as government issues, corporate issues, mortgage-backed securities and asset-backed securities.


INVESTMENT MANAGEMENT APPROACH:


Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolios according to the following:


DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Core Bond Fund will be managed with a duration that is close to the duration of the LBA Benchmark, which is generally between four to five years.
o The Intermediate Bond Fund will maintain an average-weighted portfolio maturity of three to ten years. It will be managed with a duration that is close to the duration of the LBI Benchmark, which is generally between three to four years.


PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk exposure to the Portfolios.

YIELD: Although the Portfolios are managed on a total return basis, a premium is placed on income. Income is considered the most powerful contributor to fixed income returns. Non-Treasury securities generally play a dominant role in both the Portfolios.

PORTFOLIO CONSTRUCTION: The Portfolios' construction is generally determined through a research driven process designed to identify value areas within the fixed income market. Each Portfolio will typically maintain an over-weighting in obligations of domestic corporations and an under-weighting of United States Treasury securities.


CREDIT QUALITY:


The Portfolios may only invest in investment grade securities, which are those securities rated by one or more nationally recognized statistical rating organizations (NRSROs) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), or Fitch Investors Service, Inc. (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). The Intermediate

Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's.


PRINCIPAL INVESTMENTS:


The Portfolios will principally invest in the following securities: obligations issued or guaranteed by the United States Government, obligations of domestic corporations or other entities, obligations of domestic banks, mortgage and asset-backed securities, obligations backed by the full faith and credit of the United States, and obligations issued or guaranteed by United States Government Agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where each Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.



                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in each Portfolio, or the under-performance of each Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolios' investment policies and strategies:


INTEREST RATE       Investing in debt securities will subject the Portfolios to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT          The Portfolios may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolios will be forced to reinvest this money at lower yields.


NON-                The Portfolios are non-diversified portfolios in that they
DIVERSIFICATION     concentrate their investments among fewer securities than a
RISK:               diversified mutual fund would. Non-diversification can
                    intensify risk should a particular investment suffer from adverse market conditions.


PORTFOLIO           The Investment Adviser may engage in active and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE


The bar chart and table shown below indicate the risks of investing in the Class I shares of the Core Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Core Bond Fund and the table below shows the performance of the Class I shares of the Core Bond Fund as compared to a selected broad based index. Past performance is not indicative of future performance.


For the years ended December 31

[GRAPHIC OMITTED]

1998: 7.82%
1999: -0.53%
2000: 10.40%
2001: 6.83%

During the periods shown in the Core Bond Fund's bar chart, the highest quarterly return was 4.25% (quarter ended 9/30/01) and the lowest quarterly return was -1.28% (quarter ended 12/31/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX CORE BOND FUND**-CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                6.83%               6.10%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                4.29%               3.55%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        4.15%               3.60%
--------------------------------------------------------------------------------- ----------------- ---------------------
Lehman Brothers Aggregate Bond Index
The Lehman Brother Aggregate Bond Index is an unmanaged, market value-weighted         8.42%               6.92%
measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities. The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

** Date of Inception: 12/30/97. The Board of Directors changed the name of the Portfolio on June 10, 1999 from SAMCO Fixed Income Fund to SAMCO Aggregate Fixed Income Fund; on August 22, 2001 from SAMCO Aggregate Fixed Income Fund to Seix Aggregate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Aggregate Fixed Income Fund to Seix Core Bond Fund.

The bar chart and table shown below indicate the risks of investing in the Class I shares of the Intermediate Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Intermediate Bond Fund and the table below shows the performance of the Class I shares of the Intermediate Bond Fund as compared to a selected broad based index. Past performance is not indicative of future performance.

[GRAPHIC OMITTED]


For the years ended December 31

YEAR 2000: 10.19%
YEAR 2001:  7.03%

During the period shown in the Intermediate Bond Fund's bar chart, the highest quarterly return was 4.33% (quarter ended 9/30/01) and the lowest quarterly return was -1.13% (quarter ended 12/31/01).

----------------------------------------------------------------------------- -------------------- ----------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                       1 YEAR            SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
----------------------------------------------------------------------------- -------------------- ----------------------
SEIX INTERMEDIATE BOND FUND**-CLASS I SHARES
----------------------------------------------------------------------------- -------------------- ----------------------
    Return Before Taxes                                                              7.03%                 7.33%
----------------------------------------------------------------------------- -------------------- ----------------------
    Return After Taxes on Distributions                                              3.85%                 4.48%
----------------------------------------------------------------------------- -------------------- ----------------------
    Return After Taxes on Distributions and Sale of Fund Shares                      4.31%                 4.45%
----------------------------------------------------------------------------- -------------------- ----------------------
Lehman Brothers Intermediate Government/Corporate Index
The Lehman Intermediate Government/Corporate Index is an unmanaged, market           8.98%                 7.95%
value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. The index reflects no deduction for fees, expenses or taxes.
----------------------------------------------------------------------------- -------------------- ----------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: June 30, 1999. On August 22, 2001, the Board of Directors changed the name of the Portfolio from SAMCO Intermediate Fixed Income Fund to the Seix Intermediate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Intermediate Fixed Income Fund to Seix Intermediate Bond Fund.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of each of the Portfolios.


    ----------------------------------------------------------- ------------------- --------------------
    SHAREHOLDER FEES                                            Core                Intermediate Bond
    (Fees Paid Directly From Your Investment)                   Bond                Fund
                                                                Fund
    ----------------------------------------------------------- ------------------- --------------------
    Sales Loads                                                 None                None
    Redemption Fees                                             None                None
    Exchange Fee                                                None                None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.25%                0.25%
    Other Expenses (a)                                          0.45%                0.51%
                                                                -----               -----
    Total Annual Fund Operating Expenses (b)                    0.70%                0.76%
    ----------------------------------------------------------- ------------------- --------------------


(a) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for each of the Core Bond Fund and the Intermediate Bond Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45% and 0.45% respectively of their average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolios' expenses and increase their total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 0.25% and 0.31% for the Core Bond Fund and the Intermediate Bond Fund, respectively.


EXAMPLE. This example is intended to help you compare the cost of investing in each of the Portfolios with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- -------------------- -------------------------
                                Core Intermediate
                                         Bond                    Bond
                                         Fund                    Fund
    ----------------------------- -------------------- -------------------------
    1 Year                                $46                     $46
    3 Years                              $144                    $144
    5 Years                              $252                    $252
    10 Years                             $567                    $567
    ----------------------------- -------------------- -------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to each Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreements with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of each Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreements.


PAYMENT OF FUND EXPENSES

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
Core Bond Fund                                                  0.25%
--------------------------------------------------------------- ------------------------------------------------------------
Intermediate Bond Fund                                          0.25%
--------------------------------------------------------------- ------------------------------------------------------------


Because the Investment Adviser voluntarily waived advisory fees for the fiscal year ended October 31, 2001, the Core Bond Fund and the Intermediate Bond Fund paid no advisory fees for the fiscal year ended October 31, 2001.



PORTFOLIO MANAGERS

The Portfolios will be managed using a team approach. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance


                               PURCHASE OF SHARES

There is no sales charge imposed by the Fund. The minimum initial investment in the Class I shares of each Portfolio in the Fund is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

The offering of shares of each Portfolio is continuous and purchases of shares of the Portfolios may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. Each Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) , or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next business day. Shares purchased will begin accruing dividends on the day federal funds are received.

Purchases of shares must be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of a Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                            Benf: (name of Portfolio)
                      F/F/C (Shareholder's Account at Fund)

You may also buy shares of a Portfolio "in-kind" through a transfer of securities to a Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with that Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. If you are considering buying shares in this manner, please call the Investment Adviser at 201-391-0300.

THROUGH AN AUTHORIZED SECURITIES FIRM. Investors may purchase shares through securities firms that have been authorized to accept purchases and sales orders of the Fund. If an investor purchases shares of the Fund in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class P shares, which have different expenses and performance. Prior to August 22, 2001, the Class I shares were known as Class A and the Class P shares were known as Class B shares.


                              REDEMPTION OF SHARES


The Fund will redeem all full and fractional shares of each Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

THROUGH THE TRANSFER AGENT. A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

A shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of a Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION


DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that a Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of a Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. Each Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of each Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of a Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolios for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolios invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value per share of the Portfolios may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting each Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by a Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from a Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. Each Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by a Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by a Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


A Portfolio may be required to withhold federal income tax at the current rate 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
(iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the period of the Core Bond Fund and the Intermediate Bond Fund's operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Portfolio, assuming reinvestment of all dividends and distributions. The Financial Highlights for the fiscal year ended October 31, 2001 have been audited by Deloitte & Touche LLP, independent auditors, whose report, along with each Portfolio's financial statements, are included in the Annual Report, which is available upon request. The Financial Highlights for the years prior to 2000 were audited by other auditors.

SEIX FUNDS, INC.
For an I share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------


                                                   Core Bond                  Core Bond          Core Bond         Core Bond
                                                      Fund                         Fund            Fund              Fund

                                                                                                                For the period
                                                   Year Ended             Year Ended           Year Ended       from 12/30/97*
                                                    10/31/01               10/31/00             10/31/99          to 10/31/98
                                                -----------------      -----------------     ----------------   ----------------
Net asset value, beginning of period                       $9.66                  $9.67               $10.26             $10.00
                                                -----------------      -----------------     ----------------   ----------------

INVESTMENT OPERATIONS
Net investment income                                       0.59                   0.63                 0.56               0.21

Net realized and unrealized gain (loss) on                  0.70                                      (0.48)               0.46
investments                                                                      (0.02)
                                                -----------------      -----------------     ----------------   ----------------

     Total from investment operations                       1.29                   0.61                 0.08               0.67

DISTRIBUTIONS
From net investment income                                (0.61)                 (0.62)               (0.56)             (0.41)
From net realized gains on investments                         -                      -               (0.11)                  -
                                                -----------------      -----------------     ----------------   ----------------
        Total distributions                               (0.61)                 (0.62)               (0.67)             (0.41)
                                                -----------------      -----------------     ----------------   ----------------

Net asset value, end of period                            $10.34                  $9.66                $9.67             $10.26
                                                =================      =================     ================   ================

TOTAL RETURN (a)                                          13.82%                  6.63%                0.80%              6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $52,034                $58,099              $56,285            $43,899

Ratio of net expenses to average net assets                0.45%                  0.45%                0.45%              0.45% (c)

     Ratio of expenses to average net assets               0.70%                  0.63%                0.71%              1.03% (c)
     (before expense waivers and
     reimbursement of other expenses)

     Ratio of net investment income to                     5.85%                  6.57%                5.78%              5.17% (c)
     average net assets

     Portfolio Turnover Rate                                492%                   522%                 562%               478% (b)
------------------------------------------------------------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

SEIX FUNDS, INC.
For an I share outstanding throughout each period
---------------------------------------------------------------------------------------------------


                                                   Intermediate         Intermediate   Intermediate
                                                   Bond Fund             Bond Fund      Bond Fund

                                                                                         For the
                                                                                         period
                                                      Year Ended        Year Ended        from
                                                                                        6/30/99*
                                                     to 10/31/01        to 10/31/00    to 10/31/99
                                                   -----------------    ------------   ------------
Net asset value, beginning of period                          $9.96           $9.92         $10.00
                                                   -----------------    ------------   ------------

INVESTMENT OPERATIONS
Net investment income                                          0.57            0.64           0.20

Net realized and unrealized gain (loss) on                     0.68            0.04         (0.09)
investments
                                                   -----------------    ------------   ------------

     Total increase from investment operations                1.25            0.68           0.11

DISTRIBUTIONS
From net investment income                                   (0.58)          (0.64)         (0.19)

                                                   -----------------    ------------   ------------
        Total distributions                                  (0.58)          (0.64)         (0.19)
                                                   -----------------    ------------   ------------

Net asset value, end of period                               $10.63           $9.96          $9.92
                                                   =================    ============   ============

TOTAL RETURN (a)                                             12.87%           7.08%      1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $26,192         $11,207        $10,926

Ratio of net expenses to average net assets                   0.45%           0.45%      0.45% (c)

     Ratio of expenses to average net                         0.76%           0.88%      1.81% (c)
     assets (before expense waivers and
     reimbursement of other expenses)

     Ratio of net investment income to                        5.50%           6.44%      5.93% (c)
     average net assets

     Portfolio Turnover Rate                                   431%            342%       117% (b)
---------------------------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIOS MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

CORPORATE ISSUES

Each Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Portfolio may buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

INVESTMENT GRADE DEBT SECURITIES

Each Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Each Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. Each Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. Each Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

Each Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

THE PORTFOLIOS MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). A Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolios.

CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

Each Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

 EURODOLLAR AND YANKEE OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in Eurodollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Each Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

Each Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

Each Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

MUNICIPAL DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of a Portfolio's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

PREFERRED STOCK

Each Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

Each Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

ZERO COUPON DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolios. Please retain this Prospectus for future reference. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX HIGH YIELD FUND CLASS I SHARES





The Seix High Yield Fund (the "High Yield Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                         PAGE

RISK/RETURN SUMMARY                                                       1

PRINCIPAL INVESTMENT RISKS                                                2

RISK/RETURN BAR CHART AND TABLE                                           3

RISK/RETURN SUMMARY: FEE TABLE                                            4

FUND MANAGEMENT                                                           5

PURCHASE OF SHARES                                                        6

REDEMPTION OF SHARES                                                      7

ADDITIONAL INFORMATION                                                    8

FINANCIAL HIGHLIGHTS                                                      10

APPENDIX A: DESCRIPTION OF INVESTMENTS                                    11

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

       HIGH YIELD FUND: The Portfolio's investment objective is to provide investors with a high income and, secondarily, capital appreciation. The performance goal is to outperform the Merrill Lynch High Yield Index.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio seeks to achieve its objective primarily through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated high yield corporate securities. Although the Portfolio seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Portfolio may invest up to 20% of its net assets in investment grade securities.


INVESTMENT MANAGEMENT APPROACH:

Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolio according to the following:

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Portfolio will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years.

PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk for the Portfolio.

PORTFOLIO CONSTRUCTION:
The Portfolio's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the targeted segment of the high yield market, (BB/B). The Portfolio generally will focus on investments which the Investment Adviser perceives as meeting the following criteria:

o      industries that have strong fundamentals
o companies that have good business prospects and increasing credit strength
o      companies that have stable or growing cash flows and effective management

CREDIT QUALITY:

The Portfolio normally invests at least 80% of net assets in U.S. high yield bonds (commonly known as junk bonds), which are those securities rated below the fourth credit grade (i.e., below BBB by Standard & Poor's Corporation (S&P) and below Baa by Moody's Investors Service, Inc. (Moody's)). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards.

PRINCIPAL INVESTMENTS:


Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield debt obligations of domestic corporations or other entities. The Portfolio may invest up to 20% of its net assets in non-high yield securities such as investment grade bonds, obligations issued or guaranteed by the United States Government, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by United States Government Agencies, and Government-Sponsored Enterprises (GSE's), Asset-Backed Securities (ABS), Mortgage-Backed Securities
(MBS) or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

The Portfolio may take a temporary defensive position that departs from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Portfolio may not be actively pursuing its investment goals or achieving its investment objectives and may have up to 100% of its assets in U.S. Treasuries, United States Government Agencies, investment grade securities or cash.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolio investment policies and strategies:


INTEREST RATE        Investing in debt securities will subject the Portfolio to
RISK:                the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

HIGH YIELD           Debt securities that are rated below the four highest
SECURITIES           categories, those securities rated below BBB by S&P and
RISK:                below Baa by Moody's (or unrated securities of comparable
                     quality determined by the Investment Adviser) are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.
                     Accordingly, they present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

CREDIT RISK:         Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

DERIVATIVE           Derivatives are subject to the risk of changes in the
RISK:                market price of the security, credit risk with respect to
                     the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

PREPAYMENT           The Portfolio may invest in mortgage-backed securities,
RISK:                which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO         High Yield Securities may be less liquid than higher
SELL                 quality investments. The Portfolio could lose money if it
SECURITIES:          cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

PORTFOLIO            The Investment Adviser may engage in active and frequent
TURNOVER             trading of portfolio securities without regard to the
                     effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE

The bar chart and table shown below indicate the risks of investing in the Class I shares of the High Yield Fund by illustrating how it has performed. The bar chart shows the performance of the Class I shares of the High Yield Fund and the table below shows the performance of the Class I shares of the High Yield Fund as compared to a selected broad based index. Past performance is not indicative of future performance.


[GRAPHIC OMITTED]

For the year ended December 31

YEAR 2001: 11.33%


During the periods shown in the Portfolio's bar chart, the highest quarterly return was 5.78% (quarter ended 3/31/01) and the lowest quarterly return was 0.10% (quarter ended 9/30/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX HIGH YIELD FUND**- CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                11.33%              11.23%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                8.29%               8.22%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        6.84%               7.49%
--------------------------------------------------------------------------------- ----------------- ---------------------
Merrill Lynch High Yield Index
The Merrill Lynch High Yield Index is an unmanaged, market value-weighted              5.44%               5.40%
measure of U.S. corporate bond issues, having maturities of at least one year.
The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
     Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the name of the SAMCO High Yield Fund to the Seix High Yield Fund, and the name of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.


    ----------------------------------------------------------- ---------------
    SHAREHOLDER FEES
    (Fees Paid Directly From Your Investment)

    Sales Loads                                                   None
    Redemption Fees                                               None
    Exchange Fee                                                  None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                               0.50%
    Other Expenses (a)                                            3.48%
                                                                  -----
    Total Annual Fund Operating Expenses (b)                      3.98%
    ----------------------------------------------------------- ---------------


(a) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.


 (b)The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.55% of the Portfolio's average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolio's expenses and increase its total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 3.43% for the Portfolio.


EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- ---------------------------

    ----------------------------- ---------------------------
    1 Year                                   $56
    3 Years                                  $176
    5 Years                                  $307
    10 Years                                 $689
    ----------------------------- ---------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to the Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.


PAYMENT OF FUND EXPENSES

As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
High Yield Fund                                                 0.50%
--------------------------------------------------------------- ------------------------------------------------------------


Because the Investment Adviser voluntarily waived advisory fees for the fiscal year ended October 31, 2001, the Portfolio paid no advisory fees for the fiscal year ended October 31, 2001.


PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced High Yield Analysts. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

There is no sales charge imposed by the Fund. The minimum initial investment in the Class I shares of the Portfolio in the Fund is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) , or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next business day. Shares purchased will begin accruing dividends on the day federal funds are received.

Purchases of shares must be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                             Benf: (High Yield Fund)
                      F/F/C (Shareholder's Account at Fund)

You may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. If you are considering buying shares in this manner, please call the Investment Adviser at 201-391-0300.

THROUGH AN AUTHORIZED SECURITIES FIRM. Investors may purchase shares through securities firms that have been authorized to accept purchases and sales orders of the Fund. If an investor purchases shares of the Fund in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class P shares, which have different expenses and performance. Prior to August 22, 2001, the Class I shares were known as Class A and the Class P shares were known as Class B shares.

                              REDEMPTION OF SHARES


The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

THROUGH THE TRANSFER AGENT. A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

A shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of the Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


The Portfolio may be required to withhold federal income tax at the current rate of 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The Financial Highlights for the fiscal period from December 29, 2000* to October 31, 2001 have been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Annual Report, which is available upon request.


SEIX FUNDS, INC.
For a share outstanding throughout each
period
-------------------------------------------------------------------------------



                                                              HIGH YIELD FUND
                                                              ---------------

                                                                 For the
                                                               Period from
                                                              12/29/00* to
                                                                10/31/01

                                                              --------------

Net asset value, beginning of period                                 $10.00
                                                              --------------

INVESTMENT OPERATIONS
Net investment income                                                  0.64

Net realized and unrealized gain on investments                        0.36
                                                              --------------

     Total increase from investment operations                        1.00

DISTRIBUTIONS
From net investment income                                           (0.60)
                                                              --------------
        Total distributions                                          (0.60)
                                                              --------------

Net asset value, end of period                                       $10.40
                                                              ==============

TOTAL RETURN (a)                                                 10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                    $4,641

Ratio of net expenses to average net assets                       0.55% (c)

     Ratio of expenses to average net                             3.98% (c)
     assets (before expense waivers and
     reimbursement of other expenses)

     Ratio of net investment income to                            7.33% (c)
     average net assets

     Portfolio Turnover Rate                                       466% (b)
-------------------------------------------------------------------------------


 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIO MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

The Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio may buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

HIGH YIELD SECURITIES

The Portfolio may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. A discussion of the ratings services appears in an Appendix to the Statement of Additional Information.

INVESTMENT GRADE DEBT SECURITIES

The Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the

Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

The Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

ZERO COUPON DEBT SECURITIES

The Portfolio may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

The Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CONVERTIBLES

The Portfolio may invest in securities with equity conversion features. While it will not generally be the policy of the Fund to invest in convertible securities, the presence of a conversion feature would not rule out their use in the Fund. So-called "busted convertibles," where no equity conversion premium exists could be an appropriate Fund investment. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES

The Portfolio may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level or risk, or change the character of the risk, of its portfolio by making investments in specific securities.

YANKEE OBLIGATIONS

The Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

The Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

PIK BONDS

The Portfolio may invest in PIK (Payment-in-Kind) Bonds. PIK securities are securities that pay interest or dividends through the issuance of additional securities. The Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. The risks associated with lower rated debt securities apply to these securities. PIK securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on investment, because these securities do not pay cash interest.

PREFERRED STOCK

The Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

The Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

VARIABLE AMOUNT MASTER DEMAND NOTE

The Portfolio may purchase variable amount master demand notes which are unsecured instruments. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX HIGH YIELD FUND CLASS P SHARES





The Seix High Yield Fund (the "High Yield Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                       PAGE
RISK/RETURN SUMMARY                                                     1

PRINCIPAL INVESTMENT RISKS                                              2

RISK/RETURN BAR CHART AND TABLE                                         3

RISK/RETURN SUMMARY: FEE TABLE                                          4

FUND MANAGEMENT                                                         5

PURCHASE OF SHARES                                                      6

REDEMPTION OF SHARES                                                    6

ADDITIONAL INFORMATION                                                  7

APPENDIX A: DESCRIPTION OF INVESTMENTS                                 10

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

     HIGH YIELD FUND: The Portfolio's investment objective is to provide investors with a high income and, secondarily, capital appreciation. The performance goal is to outperform the Merrill Lynch High Yield Index.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio seeks to achieve its objective primarily through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated high yield corporate securities. Although the Portfolio seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Portfolio may invest up to 20% of its net assets in investment grade securities.


INVESTMENT MANAGEMENT APPROACH:

Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolio according to the following:

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Portfolio will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years.

PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk for the Portfolio.

PORTFOLIO CONSTRUCTION:

The Portfolio's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the targeted segment of the high yield market, (BB/B). The Portfolio generally will focus on investments which the Investment Adviser perceives as meeting the following criteria:

o    industries that have strong fundamentals
o    companies that have good business prospects and increasing credit strength
o    companies that have stable or growing cash flows and effective management

CREDIT QUALITY:

The Portfolio normally invests at least 80% of net assets in U.S. high yield bonds (commonly known as junk bonds), which are those securities rated below the fourth credit grade (i.e., below BBB by Standard & Poor's Corporation (S&P) and below Baa by Moody's Investors Service, Inc. (Moody's)). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards.

PRINCIPAL INVESTMENTS:


Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield debt obligations of domestic corporations or other entities. The Portfolio may invest up to 20% of its net assets in non-high yield securities such as investment grade bonds, obligations issued or guaranteed by the United States Government, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by United States Government Agencies, and Government-Sponsored Enterprises (GSE's), Asset-Backed Securities (ABS), Mortgage-Backed Securities
(MBS) or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

The Portfolio may take a temporary defensive position that departs from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Portfolio may not be actively pursuing its investment goals or achieving its investment objectives and may have up to 100% of its assets in U.S. Treasuries, United States Government Agencies, investment grade securities or cash.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolio investment policies and strategies:


INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

HIGH YIELD          Debt securities that are rated below the four highest
SECURITIES          categories, those securities rated below BBB by S&P and
RISK:               below Baa by Moody's (or unrated securities of comparable
                    quality determined by the Investment Adviser) are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

DERIVATIVE          Derivatives are subject to the risk of changes in the market
RISK:               price of the security, credit risk with respect to the
                    counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

PREPAYMENT          The Portfolio may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO        High Yield Securities may be less liquid than higher quality
SELL SECURITIES:    investments. The Portfolio could lose money if it cannot
                    sell a security at the time and price that would be most beneficial to the Portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

PORTFOLIO           The Investment Adviser may engage in active and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE


The bar chart and table shown below indicate the risks of investing in the High Yield Fund by illustrating how it has performed. The bar chart shows the performance of the Class I shares of the High Yield Fund and the table below shows the performance of the Class I shares of the High Yield Fund as compared to a selected broad based index. Past performance is not indicative of future performance.



[GRAPHIC OMITTED]

For the year ended December 31

YEAR 2001: 11.33%



During the periods shown in the Portfolio's bar chart, the highest quarterly return was 5.78% (quarter ended 3/31/01) and the lowest quarterly return was 0.10% (quarter ended 9/30/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX HIGH YIELD FUND**- CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                11.33%              11.23%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                8.29%               8.22%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        6.84%               7.49%
--------------------------------------------------------------------------------- ----------------- ---------------------
Merrill Lynch High Yield Index
The Merrill Lynch High Yield Index is an unmanaged, market value-weighted              5.44%               5.40%
measure of U.S. corporate bond issues, having maturities of at least one year.
The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the name of the SAMCO High Yield Fund to the Seix High Yield Fund, and the name of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively.


The returns in the bar chart and table above are for the High Yield Fund Class I shares, which are not offered in this Prospectus. The High Yield Fund expects that the annual returns of the Class P shares would be substantially similar to the returns of Class I shares because both classes of shares invest in the same portfolio of securities, and the returns would differ only to the extent that the two classes of shares have different expenses. For example, the Class P shares of the High Yield Fund have a 12b-1 fee and other expenses in the aggregate amount of 0.35% of the average daily net assets, which the Class I shares do not.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Portfolio.


    ----------------------------------------------------------- ----------------
    SHAREHOLDER FEES
    (Fees Paid Directly From Your Investment)

    ----------------------------------------------------------- ----------------
    Sales Loads                                                 None
    Redemption Fees                                             None
    Exchange Fee                                                None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.50%
    Distribution (12b-1) and/or Service Fees (a)                0.25%
    Other Expenses (b)                                          3.48%
                                                                -----
    Total Annual Fund Operating Expenses (c)                    4.23%
    ----------------------------------------------------------- ----------------

(a) The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan.

(b) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(c) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.90% of the Portfolio's average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolio's expenses and increase its total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 3.33% for the Portfolio.


EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- ---------------------------

    ----------------------------- ---------------------------
    1 Year                                    $92
    3 Years                                  $287
    5 Years                                  $498
    10 Years                               $1,108
    ----------------------------- ---------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to the Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES


As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
High Yield Fund                                                 0.50%
--------------------------------------------------------------- ------------------------------------------------------------


As of October 31, 2001, the Class P shares of the High Yield Fund had not commenced operations. Therefore, the Class P shares of the High Yield Fund did not pay any advisory fees for the fiscal year ended October 31, 2001.



PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced High Yield Analysts. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997)

B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

The Fund does not impose a sales charge. The minimum initial investment in the Class P shares of the Portfolio is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sale orders of the Portfolio. If an investor purchases shares of the Portfolio through an omnibus account maintained by an authorized securities firm, the firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class I shares, which will have different expenses and performance than the Class P shares.

                              REDEMPTION OF SHARES


METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.


The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by Investors Bank & Trust Company ("the Transfer Agent") or an authorized securities firm of proper notice of redemption as described below. If such notice is received by the Transfer Agent or an authorized securities firm by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent or an authorized securities firm after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or an authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

RULE 12B-1 PLAN


The Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Rule 12b-1 Plan") that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ADMINISTRATIVE SERVICES

The Class P shares of the Portfolio may also pay up to 0.10% of the average daily net assets of the Class P shares for certain administrative services provided by securities firms that have agreements with the Fund to provide such services on behalf of the Portfolio. The services include, for example, sub-transfer agency services, aggregating and processing purchase and redemption orders, providing sub-accounting services, and forwarding shareholder communications. The fees for these services are not covered by the Portfolio's Rule 12b-1 Plan.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of the Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


The Portfolio may be required to withhold federal income tax at the current rate of 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

PRIVACY POLICY

It is the policy of the Fund to only use fund participant information for the purposes of properly executing the Fund's fiduciary responsibilities, improving the Fund's services, making the Fund's procedures more efficient and implementing necessary security measures. It is the policy of the Fund to only share this information with those institutions that provide an investor or a prospective investor in the Fund with transfer agency, custodial and other related services. This information will only be provided to these entities for the purposes of enabling them to properly execute their functions, improve their services, make their procedures more efficient and implement their necessary security measures.

Investors or prospective investors may periodically share with the Fund confidential information, including for example, their name, address, telephone number and social security number. In order to properly manage shareholders' accounts, the Fund may also receive this information from firms that administer shareholder accounts and process transactions (bank custodians, consultants, etc.). To protect the security of personal and financial information the Fund maintains physical, electronic and procedural safeguards that meet the standards of applicable laws and regulations.

The Fund has not, does not and will not sell any information relating to an investor or a prospective investor in the Fund to any outside party. The Fund uses custodians, transfer agents and other third party service providers to process initial investments, additional investments, redemptions, and other transactions for an investor's account. The Fund may disclose certain information that an investor or prospective investor in the Fund has provided regarding his or her account with these other entities. The Fund obtains from these businesses confidentiality agreements that prohibit them from selling or improperly using an investor's or a prospective investor's personal or financial information.

On occasion, the Fund, the Fund's affiliates and third party service providers may be required to provide information about an investor or a prospective investor in the Fund to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from the Fund, including personal and financial information. The Fund will comply with these laws, to the extent required by law. In addition, the Fund may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIO MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

The Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio may buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

HIGH YIELD SECURITIES

The Portfolio may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. A discussion of the ratings services appears in an Appendix to the Statement of Additional Information.

INVESTMENT GRADE DEBT SECURITIES

The Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the

Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

The Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

ZERO COUPON DEBT SECURITIES

The Portfolio may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

The Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CONVERTIBLES

The Portfolio may invest in securities with equity conversion features. While it will not generally be the policy of the Fund to invest in convertible securities, the presence of a conversion feature would not rule out their use in the Fund. So-called "busted convertibles," where no equity conversion premium exists could be an appropriate Fund investment. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES

The Portfolio may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level or risk, or change the character of the risk, of its portfolio by making investments in specific securities.

YANKEE OBLIGATIONS

The Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

The Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

PIK BONDS

The Portfolio may invest in PIK (Payment-in-Kind) Bonds. PIK securities are securities that pay interest or dividends through the issuance of additional securities. The Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. The risks associated with lower rated debt securities apply to these securities. PIK securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on investment, because these securities do not pay cash interest.

PREFERRED STOCK

The Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

The Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

VARIABLE AMOUNT MASTER DEMAND NOTE

The Portfolio may purchase variable amount master demand notes which are unsecured instruments. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.




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This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.


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